JPMORGAN TRUST I

J.P. Morgan U.S. Equity Funds

JPMorgan Diversified Fund

JPMorgan Equity Focus Fund

JPMorgan Hedged Equity Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Blend Fund

JPMorgan Small Cap Equity Fund

JPMorgan Small Cap Sustainable Leaders Fund

(formerly, JPMorgan Small Cap Core Fund)

JPMorgan U.S. Applied Data Science Value Fund

(formerly, JPMorgan Intrepid Value Fund)

JPMorgan U.S. Equity Fund

JPMorgan U.S. GARP Equity Fund

(formerly, JPMorgan Intrepid Growth Fund)

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Research Enhanced Equity Fund

JPMorgan U.S. Small Company Fund

JPMorgan U.S. Sustainable Leaders Fund

JPMorgan U.S. Value Fund

JPMorgan Value Advantage Fund

JPMORGAN TRUST II

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Income Fund

JPMorgan Equity Index Fund

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Value Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

JPMorgan SMID Cap Equity Fund

JPMORGAN TRUST IV

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Premium Income Fund

JPMorgan Hedged Equity 2 Fund

JPMorgan Hedged Equity 3 Fund

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

J.P. Morgan U.S. Equity Funds

JPMorgan Mid Cap Value Fund

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

J.P. Morgan U.S. Equity Funds

JPMorgan Growth Advantage Fund

(All Share Classes)

Supplement dated September 29, 2022

to the current Prospectuses, as supplemented

As previously supplemented on November 1, 2021, shareholder servicing representatives will be available from 8:00 am to 6:00 pm ET by calling the service center at 1-800-480-4111. This schedule will be in place until further notice.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

SUP-SHSVCHRS-1121-2